11.30 Fidelity Government Cash Reserves PRO-01 | Fidelity® Government Cash Reserves
Fund Summary Fund: Fidelity® Government Cash Reserves
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Government Cash Reserves}	11.30 Fidelity Government Cash Reserves PRO-01 Fidelity® Government Cash Reserves Fidelity Government Cash Reserves-Default USD ($)
Wire redemption fee	$ 5.00

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Government Cash Reserves}	11.30 Fidelity Government Cash Reserves PRO-01 Fidelity® Government Cash Reserves Fidelity Government Cash Reserves-Default
Management fee	0.17%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.37%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Government Cash Reserves}	11.30 Fidelity Government Cash Reserves PRO-01 Fidelity® Government Cash Reserves Fidelity Government Cash Reserves-Default USD ($)
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, liquidity, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Prior to December 1, 2015, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.27%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2013

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Fidelity® Government Cash Reserves}	Past 1 year	Past 5 years	Past 10 years
11.30 Fidelity Government Cash Reserves PRO-01 | Fidelity® Government Cash Reserves | Fidelity Government Cash Reserves-Default | Return Before Taxes	0.01%	0.01%	1.32%